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                       [JEFFERSON PILOT FINANCIAL
                              LETTERHEAD]

                                                           May 2, 2002



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

       RE:      JPF SEPARATE ACCOUNT C
                File No. 333-01781

Commissioners:

        Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

             (1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

             (2) the text of the most recent Post-Effective Amendment was electronically filed on April 29, 2002.

        If you have any questions, please call me at (800) 258-3648 x6140.

                                           Sincerely,

                                           /s/ Charlene Grant

                                           Charlene Grant
                                           Assistant Vice President and
                                           Associate Counsel